Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of current and deferred component of income tax expenses

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current tax expense (benefit)	35,315,597	193,768,237	278,695,689	39,253,466
Deferred tax expense (benefit)	333,420,104	195,589,376	(29,258,045)	(4,120,909)
Total income tax expense (benefit)	368,735,701	389,357,613	249,437,644	35,132,557

Schedule of pre-tax income for different jurisdiction

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cayman Islands	(6,463,771)	(5,585,777)	(3,703,756)	(521,663)
Hong Kong entities	948,973	12,667,827	(17,584,906)	(2,476,783)
Chinese Mainland entities	1,196,315,182	1,216,374,240	1,424,372,496	200,618,670
Total	1,190,800,384	1,223,456,290	1,403,083,834	197,620,224

Schedule of reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Expected income tax at Chinese Mainland income tax rate	297,700,096	305,864,072	350,770,959	49,405,056
Share based compensation expense not deductible for income tax purposes	22,108,693	13,384,454	10,649,553	1,499,958
Other expenses not deductible for income tax purposes	24,325,078	4,399,168	916,343	129,064
Effect of preferential tax rate(1)	(25,716,398)	(15,977,099)	(134,240,494)	(18,907,378)
Effect of different tax rate of subsidiary operation in other jurisdictions	1,535,280	319,679	1,376,643	193,896
Research and development tax deduction	(14,040,027)	(16,996,590)	(20,676,415)	(2,912,212)
Unrecognized tax benefits for prior years’ transfer pricing arrangement	(22,239,451)	—	—	—
Change in valuation allowance	99,384,200	101,490,352	11,432,693	1,610,261
Income tax on subsidiary earnings	—	—	24,459,727	3,445,080
Others	(14,321,770)	(3,126,423)	4,748,635	668,832
Total	368,735,701	389,357,613	249,437,644	35,132,557
(1)	The aggregate amount and per share effect of the preferential tax rate are as follows:

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
The aggregate amount income tax benefit (expense) of the preferential tax rate	25,716,398	15,977,099	134,240,494	18,907,378
The aggregate effect on basic and diluted net income per share:
—Basic	0.08	0.05	0.47	0.07
—Diluted	0.08	0.05	0.46	0.06

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Long-term investments	16,326,280	24,473,436	3,447,011
Accrued expenses	13,629,066	—	—
Advertising and market related expenses carryforwards (1)	15,428,899	22,251,219	3,134,019
Accounts receivable and contract assets	5,683,849	7,123,587	1,003,336
Guarantee liabilities	—	16,879,995	2,377,498
Financial guarantee derivatives	165,452,224	159,210,663	22,424,353
Loan receivable from Xiaoying Housing Loans	14,940,336	13,887,028	1,955,947
Loans receivable from Xiaoying Credit Loans and other loans	106,663,862	166,027,798	23,384,526
Operating loss carryforwards	45,784,681	45,998,381	6,478,736
Deposits to institutional cooperators	830,644	662,254	93,277
Others	—	21,505	3,029
Lease liabilities	16,004,767	13,019,736	1,833,791
Total deferred tax assets	400,744,608	469,555,602	66,135,523
Valuation allowance	(214,884,582)	(226,317,275)	(31,876,121)
Total deferred tax assets, net of valuation allowance	185,860,026	243,238,327	34,259,402
Deferred tax liabilities:
Property and equipment	986,598	1,678,634	236,431
Long-term investments	—	7,501,275	1,056,532
Right-of-use assets	15,672,062	12,657,331	1,782,748
Investment in Consolidated Trusts	25,188,918	36,643,382	5,161,112
Investment in Consolidated Partnerships	56,305,689	62,339,878	8,780,388
Undistributed earnings	—	16,500,000	2,323,976
Total deferred tax liabilities	98,153,267	137,320,500	19,341,187

Schedule of movement of the valuation allowance

	As of	As of
	December 31,	December 31,	As of December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance as of January 1	(14,010,030)	(113,394,230)	(214,884,582)	(30,265,860)
Addition	(104,514,776)	(101,665,571)	(20,828,173)	(2,933,587)
Reductions	5,130,576	175,219	9,395,480	1,323,326
Net change in the valuation allowance	(99,384,200)	(101,490,352)	(11,432,693)	(1,610,261)
Balance as of December 31	(113,394,230)	(214,884,582)	(226,317,275)	(31,876,121)

Schedule of roll-forward of unrecognized tax benefits

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at beginning of the year	159,483,176	120,195,925	259,386,286	36,533,795
Additions for tax positions taken in current year	100,672,568	259,386,286	262,052,034	36,909,257
Reductions for tax positions taken in prior years	(139,959,819)	(110,342,989)	(156,571,391)	(22,052,620)
Settlements	—	(9,852,936)	—	—
Balance at end of the year	120,195,925	259,386,286	364,866,929	51,390,432

Schedule of accrued interest and penalties related to income taxes

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Accrued interest and penalties	1,154,145	2,000,970	4,127,348	581,325